Inventories (Table)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of detailed information about inventories

	As of	As of
	December 31,	December 31,
Type of inventory	2022	2021
	ThUS$	ThUS$
Raw material	27,035	12,508
Production supplies	68,426	41,114
Products-in-progress	590,946	527,118
Finished product	1,097,874	603,036
Total	1,784,281	1,183,776

Schedule of information about inventory reserves

The breakdown of inventory allowances is detailed as follows:

	As of	As of
	December 31,	December 31,
Type of inventory	2022	2021
	ThUS$	ThUS$
Raw material and supplies for production	4,186	1,865
Products-in-progress	83,499	59,858
Finished product	16,372	14,169
Total	104,057	75,892

Schedule of movements in provisions of inventories

	As of	As of	As of
	December 31,	December 31,	December 31,
Reconciliation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Beginning balance	75,892	80,930	88,174
Increase in Lower Value (1)	29,693	(3,650)	(5,404)
Additional Provision Differences of Inventory (2)	(161)	330	(704)
Increase / Decrease eventual differences and others (3)	—	—	1,244
Provision Used	(1,367)	(1,718)	(2,380)
Total changes	28,165	(5,038)	(7,244)
Final balance	104,057	75,892	80,930